INCOME TAX (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Change in valuation allowance	$ 351,652	$ 51,447
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	137,000	5,000
Change in valuation allowance	$ 300,205	$ 51,447